COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Twelve months ended June 30,	RMB
2018	56,196,390
2019	26,314,243
2020	8,793,298
2021	6,659,670
2022	4,501,221
Thereafter	6,200,000
Total	108,664,822

Schedule of Long-term Purchase Commitment
Twelve months ended June 30,	RMB
2018	2,363,481,454
2019	262,609,050
Thereafter	-
Total	2,626,090,504